Goodwill and intangible assets, net - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 12, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	€ 181,927	€ 286,539	€ 3,800	€ 282,664
Intangible assets with indefinite lives	89,545	169,545
Intangible assets with definite lives, net	404	540
Total	€ 271,876	€ 456,624